Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2013
Significant Accounting Policies [Line Items]
Description of actuarial gains (loss)	The corridor method is used to amortize actuarial gains and losses (such as changes in actuarial assumptions and experience gains and losses). Under the corridor method, amortization is recorded only if the accumulated net actuarial gains or losses exceed 10% of the greater of the projected benefit obligation and the value of the plan assets.
Convenience translation rate	54.52
Minimum
Significant Accounting Policies [Line Items]
Actuarial gains (loss), percentage	10.00%